January 13, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:	Office of Filings, Information & Consumer Services

Re:		Gabelli Global Series Funds, Inc. (the "Fund")
		File Nos. 33-66262 and 811-07896

Dear Staff Member:

	Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please accept for filing on behalf of the above-referenced Fund the supplement dated January 13, 2000 to the Fund's Prospectus dated May 1, 1999.


Very truly yours,

/s/ NANCY R. ROUSSEAU
Nancy R. Rousseau
Regulatory Administration




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